Note 6 - Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2025
Notes Tables
Property, Plant and Equipment [Table Text Block]
	2025	2024
Land and land improvements	$17,173	$17,071
Buildings and improvements	55,094	54,673
Machinery and equipment	10,992	9,866
Office furniture and fixtures	11,854	10,568
Vehicles	1,130	1,065
Construction in progress	60	1,136
	96,303	94,379
Less accumulated depreciation and amortization	(42,321)	(38,797)
Property and equipment, net	$53,982	$55,582